Summary of Reconciliation of the Fair Value Measurements of Assets and Liabilities (Detail) - Level 3 - Available-for-sale securities - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 7,051	$ 4,648
Transfer from level 2 fair value measurements	1,289	2,327
Transfer to level 2 fair value measurement	(2,434)	(1,154)
Unrealized gain	606	1,459
Exchange gain	244
Exchange loss		(229)
Ending balance	$ 6,756	$ 7,051